Summary of Significant Accounting Policies - Schedule of Exchange Rates Used to Convert Australian Dollar into US Dollars (Detail)	12 Months Ended
	Mar. 31, 2014 ExchangeRate	Mar. 31, 2013 ExchangeRate	Mar. 31, 2012 ExchangeRate
Foreign Currency [Abstract]
Assets and liabilities	1.0845	0.9597	0.9614
Statements of operations	1.0716	0.9694	0.9573
Cash flows - beginning cash	0.9597	0.9614	0.9676
Cash flows - ending cash	1.0845	0.9597	0.9614
Cash flows - current period movements	1.0716	0.9694	0.9573